Label	Element	Value
(Allspring Asset Allocation Fund - Supplement) | (Allspring Asset Allocation Fund)
Prospectus:	rr_ProspectusTable
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	In the sections entitled “Asset Allocation Fund Summary” and “Details About the Funds - Asset Allocation Fund,” the “Range” indicated in the Portfolio Asset Allocation table for the Tactical Asset Allocation Overlay is deleted.